Average Annual Total Returns - FidelityBlueChipGrowthFund-KPRO - FidelityBlueChipGrowthFund-KPRO - Fidelity Blue Chip Growth Fund	Sep. 29, 2023
Fidelity Blue Chip Growth Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(38.40%)
Past 5 years	10.66%
Past 10 years	14.67%
RS004
Average Annual Return:
Past 1 year	(29.14%)
Past 5 years	10.96%
Past 10 years	14.10%